Accrued liabilities (Details) (CAD) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Payables and Accruals [Abstract]
Accrued interest payable	9,863	9,866
Payroll liabilities	19,040	15,228
Liabilities related to equipment leases	687	4,238
Income and other taxes payable	2,892	7,463
Accrued liabilities	32,482	36,795